Distribution Date:	04/18/22	WFRBS Commercial Mortgage Trust 2013-C17
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Administrator	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	19		Trust Advisor	Trustadvisor@trimontrea.com
Historical Detail	20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	U.S. Bank National Association
Modified Loan Detail	25		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	26		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938GAA6	1.154000%	48,455,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938GAB4	2.921000%	166,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938GAC2	3.754000%	125,000,000.00	94,480,381.86	0.00	295,566.13	0.00	0.00	295,566.13	94,480,381.86	42.96%	30.00%
A-4	92938GAD0	4.023000%	236,856,000.00	236,856,000.00	0.00	794,059.74	0.00	0.00	794,059.74	236,856,000.00	42.96%	30.00%
A-SB	92938GAE8	3.558000%	55,837,000.00	19,043,090.55	917,051.34	56,462.76	0.00	0.00	973,514.10	18,126,039.21	42.96%	30.00%
A-S	92938GAF5	4.255000%	73,478,000.00	73,478,000.00	0.00	260,540.74	0.00	0.00	260,540.74	73,478,000.00	30.97%	21.88%
B	92938GAJ7	4.788000%	58,784,000.00	58,784,000.00	0.00	234,548.16	0.00	0.00	234,548.16	58,784,000.00	21.37%	15.38%
C	92938GAK4	5.198635%	31,652,000.00	31,652,000.00	0.00	137,122.66	0.00	0.00	137,122.66	31,652,000.00	16.21%	11.88%
D	92938GAN8	5.198635%	47,479,000.00	47,479,000.00	0.00	205,688.33	0.00	0.00	205,688.33	47,479,000.00	8.46%	6.63%
E	92938GAQ1	3.500000%	15,826,000.00	15,826,000.00	0.00	46,159.17	0.00	0.00	46,159.17	15,826,000.00	5.88%	4.88%
F	92938GAS7	3.500000%	9,043,000.00	9,043,000.00	0.00	26,375.42	0.00	0.00	26,375.42	9,043,000.00	4.40%	3.88%
G	92938GAU2	3.500000%	35,044,517.00	26,955,928.42	0.00	75,644.29	0.00	0.00	75,644.29	26,955,928.42	0.00%	0.00%
V	92938GAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92938GAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			904,354,517.00	613,597,400.83	917,051.34	2,132,167.40	0.00	0.00	3,049,218.74	612,680,349.49

X-A	92938GAG3	1.216270%	706,526,000.00	423,857,472.41	0.00	429,604.20	0.00	0.00	429,604.20	422,940,421.07
X-B	92938GAH1	0.410635%	58,784,000.00	58,784,000.00	0.00	20,115.64	0.00	0.00	20,115.64	58,784,000.00
X-C	92938GAL2	1.698635%	59,913,517.00	51,824,928.42	0.00	73,359.70	0.00	0.00	73,359.70	51,824,928.42
Notional SubTotal			825,223,517.00	534,466,400.83	0.00	523,079.54	0.00	0.00	523,079.54	533,549,349.49

Deal Distribution Total					917,051.34	2,655,246.94	0.00	0.00	3,572,298.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938GAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938GAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938GAC2	755.84305488	0.00000000	2.36452904	0.00000000	0.00000000	0.00000000	0.00000000	2.36452904	755.84305488
A-4	92938GAD0	1,000.00000000	0.00000000	3.35250000	0.00000000	0.00000000	0.00000000	0.00000000	3.35250000	1,000.00000000
A-SB	92938GAE8	341.04788133	16.42372155	1.01120691	0.00000000	0.00000000	0.00000000	0.00000000	17.43492845	324.62415979
A-S	92938GAF5	1,000.00000000	0.00000000	3.54583331	0.00000000	0.00000000	0.00000000	0.00000000	3.54583331	1,000.00000000
B	92938GAJ7	1,000.00000000	0.00000000	3.99000000	0.00000000	0.00000000	0.00000000	0.00000000	3.99000000	1,000.00000000
C	92938GAK4	1,000.00000000	0.00000000	4.33219575	0.00000000	0.00000000	0.00000000	0.00000000	4.33219575	1,000.00000000
D	92938GAN8	1,000.00000000	0.00000000	4.33219592	0.00000000	0.00000000	0.00000000	0.00000000	4.33219592	1,000.00000000
E	92938GAQ1	1,000.00000000	0.00000000	2.91666688	0.00000000	0.00000000	0.00000000	0.00000000	2.91666688	1,000.00000000
F	92938GAS7	1,000.00000000	0.00000000	2.91666704	0.00000000	0.00000000	0.00000000	0.00000000	2.91666704	1,000.00000000
G	92938GAU2	769.19103836	0.00000000	2.15851998	0.08495366	5.69405023	0.00000000	0.00000000	2.15851998	769.19103836
V	92938GAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92938GAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938GAG3	599.91772760	0.00000000	0.60805151	0.00000000	0.00000000	0.00000000	0.00000000	0.60805151	598.61975507
X-B	92938GAH1	1,000.00000000	0.00000000	0.34219584	0.00000000	0.00000000	0.00000000	0.00000000	0.34219584	1,000.00000000
X-C	92938GAL2	864.99559724	0.00000000	1.22442653	0.00000000	0.00000000	0.00000000	0.00000000	1.22442653	864.99559724

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/22 - 03/30/22	30	0.00	295,566.13	0.00	295,566.13	0.00	0.00	0.00	295,566.13	0.00
A-4	03/01/22 - 03/30/22	30	0.00	794,059.74	0.00	794,059.74	0.00	0.00	0.00	794,059.74	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	56,462.76	0.00	56,462.76	0.00	0.00	0.00	56,462.76	0.00
A-S	03/01/22 - 03/30/22	30	0.00	260,540.74	0.00	260,540.74	0.00	0.00	0.00	260,540.74	0.00
B	03/01/22 - 03/30/22	30	0.00	234,548.16	0.00	234,548.16	0.00	0.00	0.00	234,548.16	0.00
C	03/01/22 - 03/30/22	30	0.00	137,122.66	0.00	137,122.66	0.00	0.00	0.00	137,122.66	0.00
D	03/01/22 - 03/30/22	30	0.00	205,688.33	0.00	205,688.33	0.00	0.00	0.00	205,688.33	0.00
E	03/01/22 - 03/30/22	30	0.00	46,159.17	0.00	46,159.17	0.00	0.00	0.00	46,159.17	0.00
F	03/01/22 - 03/30/22	30	0.00	26,375.42	0.00	26,375.42	0.00	0.00	0.00	26,375.42	0.00
G	03/01/22 - 03/30/22	30	196,568.08	78,621.46	0.00	78,621.46	2,977.16	0.00	0.00	75,644.29	199,545.24
X-A	03/01/22 - 03/30/22	30	0.00	429,604.20	0.00	429,604.20	0.00	0.00	0.00	429,604.20	0.00
X-B	03/01/22 - 03/30/22	30	0.00	20,115.64	0.00	20,115.64	0.00	0.00	0.00	20,115.64	0.00
X-C	03/01/22 - 03/30/22	30	0.00	73,359.70	0.00	73,359.70	0.00	0.00	0.00	73,359.70	0.00
Totals			196,568.08	2,658,224.11	0.00	2,658,224.11	2,977.16	0.00	0.00	2,655,246.94	199,545.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,572,298.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,695,232.68	Master Servicing Fee	32,779.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,361.84
Interest Adjustments	0.00	Trustee Fee	280.04
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	264.19
ARD Interest	0.00	Trust Advisor Fee	1,322.79
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,695,232.68	Total Fees	37,008.67

Principal		Expenses/Reimbursements
Scheduled Principal	917,051.34	Reimbursement for Interest on Advances	733.32
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,243.75
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	917,051.34	Total Expenses/Reimbursements	2,977.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,655,246.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	917,051.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,572,298.28
Total Funds Collected	3,612,284.02	Total Funds Distributed	3,612,284.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	613,597,400.83	613,597,400.83	Beginning Certificate Balance	613,597,400.83
(-) Scheduled Principal Collections	917,051.34	917,051.34	(-) Principal Distributions	917,051.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	612,680,349.49	612,680,349.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	613,597,400.85	613,597,400.85	Ending Certificate Balance	612,680,349.49
Ending Actual Collateral Balance	612,680,349.51	612,680,349.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP
2,000,000 or less	5	6,650,642.89	1.09%	19	5.6514	1.867347	1.30 or less	10	50,035,947.85	8.17%	18	5.3296	0.776618
2,000,001 to 3,000,000	7	17,252,251.59	2.82%	18	5.3860	2.505270	1.31 to 1.40	3	23,429,890.96	3.82%	17	5.4298	1.352424
3,000,001 to 4,000,000	4	13,023,447.99	2.13%	18	5.3732	2.535281	1.41 to 1.50	2	55,585,000.15	9.07%	19	5.2354	1.423942
4,000,001 to 5,000,000	4	18,019,599.90	2.94%	18	5.1780	1.077634	1.51 to 1.60	5	42,514,012.32	6.94%	19	4.9784	1.538397
5,000,001 to 6,000,000	5	27,404,765.60	4.47%	18	5.2416	1.728016	1.61 to 1.70	2	30,297,678.80	4.95%	19	5.0271	1.663839
6,000,001 to 7,000,000	5	32,508,734.19	5.31%	18	5.2259	1.868709	1.71 to 1.80	4	57,645,273.82	9.41%	19	4.9911	1.742095
7,000,001 to 8,000,000	3	22,645,015.21	3.70%	18	5.1555	1.594141	1.81 to 1.90	2	10,177,452.18	1.66%	18	5.5221	1.857707
8,000,001 to 9,000,000	2	16,797,668.89	2.74%	19	5.1584	1.354916	1.91 to 2.00	3	11,577,088.64	1.89%	19	5.2302	1.946399
9,000,001 to 10,000,000	1	9,696,334.21	1.58%	17	5.5600	0.607700	2.01 to 2.50	7	79,138,472.32	12.92%	18	4.7492	2.259949
10,000,001 to 15,000,000	6	74,029,026.73	12.08%	18	5.0559	1.918474	2.51 or greater	11	139,641,070.54	22.79%	18	4.9998	3.904555
15,000,001 to 20,000,000	1	17,000,000.00	2.77%	18	4.6500	3.924200	Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
20,000,001 to 30,000,000	3	70,186,938.49	11.46%	19	4.9783	1.714702
30,000,001 to 50,000,000	1	44,827,461.89	7.32%	19	5.2480	1.425200
50,000,001 to 70,000,000	1	55,000,000.00	8.98%	18	4.5540	2.320100
70,000,001 and greater	1	75,000,000.00	12.24%	18	4.9900	4.399300
Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	112,638,461.91	18.38%	17	5.3073	NAP
							Defeased	26	112,638,461.91	18.38%	17	5.3073	NAP
Arizona	2	3,241,940.02	0.53%	18	5.4840	1.878046
							Lodging	12	149,762,597.30	24.44%	18	5.1118	2.983341
California	11	137,499,957.22	22.44%	18	4.8466	2.360191
							Mixed Use	4	13,345,104.41	2.18%	17	5.5376	2.355617
Colorado	2	7,993,087.42	1.30%	18	4.9467	1.292845
							Mobile Home Park	4	10,651,733.51	1.74%	18	5.2328	1.769388
Delaware	1	17,000,000.00	2.77%	18	4.6500	3.924200
							Multi-Family	2	18,404,096.33	3.00%	17	5.0744	1.209575
Florida	4	88,884,187.69	14.51%	18	5.0249	3.950407
							Office	3	63,306,998.87	10.33%	19	5.2642	1.336713
Georgia	2	13,249,671.75	2.16%	18	5.1304	1.250945
							Other	1	14,400,000.00	2.35%	18	4.9050	1.510000
Illinois	2	5,367,643.61	0.88%	19	5.3751	0.217049
							Retail	27	173,766,907.14	28.36%	18	4.8943	2.111161
Indiana	4	17,066,499.85	2.79%	19	5.2639	1.658220
							Self Storage	18	56,404,450.02	9.21%	19	5.0420	2.462651
Iowa	1	2,662,752.24	0.43%	18	5.1800	2.362700
							Totals	97	612,680,349.49	100.00%	18	5.1008	2.119543
Kansas	5	7,401,653.08	1.21%	19	4.9745	2.806311

Kentucky	2	7,176,086.68	1.17%	19	5.2013	1.564225

Louisiana	1	613,110.09	0.10%	18	5.5400	1.848200

Massachusetts	1	6,877,044.39	1.12%	19	5.1400	2.078000

Michigan	7	19,727,331.87	3.22%	18	5.6330	1.217655

New York	2	59,227,461.89	9.67%	19	5.1646	1.445817

North Carolina	1	4,220,006.23	0.69%	18	5.2800	1.772300

North Dakota	1	8,014,466.12	1.31%	18	5.3100	0.987800

Ohio	3	10,167,653.56	1.66%	19	5.0908	1.711454

Oregon	1	7,281,685.19	1.19%	19	5.0100	1.928500

Texas	17	75,514,497.41	12.33%	18	5.1614	1.520840

Virginia	1	855,151.28	0.14%	18	5.5400	1.848200

Totals	97	612,680,349.49	100.00%	18	5.1008	2.119543

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	72,000,000.00	11.75%	18	4.5767	2.698846	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	156,514,168.78	25.55%	18	4.9289	3.055713	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	16	182,541,443.38	29.79%	19	5.1301	1.801114	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	10	42,521,034.77	6.94%	18	5.3619	1.275798	49 months or greater	49	500,041,887.58	81.62%	18	5.0543	2.262728
	5.501% to 5.750%	8	32,354,951.52	5.28%	18	5.5670	1.775159	Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
	5.751% or greater	4	14,110,289.13	2.30%	17	5.7983	1.305279
	Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP
	60 months or less	49	500,041,887.58	81.62%	18	5.0543	2.262728	Interest Only	4	161,400,000.00	26.34%	18	4.7980	3.382952
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	14	74,446,064.03	12.15%	18	5.3162	1.364682
	Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543	241 months to 300 months	31	264,195,823.55	43.12%	19	5.1370	1.831426
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	25	112,638,461.91	18.38%	17	5.3073	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	500,041,887.58	81.62%	18	5.0543	2.262728
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	74	612,680,349.49	100.00%	18	5.1008	2.119543
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310920377	LO	Destin	FL	Actual/360	4.990%	322,270.83	0.00	0.00	N/A	10/01/23	--	75,000,000.00	75,000,000.00	04/01/22
3	440000275	RT	San Diego	CA	Actual/360	4.554%	215,682.50	0.00	0.00	N/A	10/01/23	--	55,000,000.00	55,000,000.00	04/01/22
4	440000281	OF	Irvington	NY	Actual/360	5.248%	202,960.43	84,121.08	0.00	N/A	11/01/23	--	44,911,582.97	44,827,461.89	04/01/22
6	440000296	LO	Goleta	CA	Actual/360	5.040%	112,217.18	50,102.76	0.00	N/A	11/01/23	--	25,856,493.29	25,806,390.53	04/01/22
7	310920846	SS	Various	Various	Actual/360	4.860%	95,885.76	45,698.14	0.00	N/A	11/01/23	--	22,911,770.07	22,866,071.93	04/01/22
9	310921394	RT	Rockwall	TX	Actual/360	5.030%	93,321.60	30,946.48	0.00	N/A	11/01/23	--	21,545,422.51	21,514,476.03	04/01/22
12	301080012	RT	Mill Creek Hundred	DE	Actual/360	4.650%	68,070.83	0.00	0.00	N/A	10/01/23	--	17,000,000.00	17,000,000.00	04/01/22
13	300571037	RT	Palmdale	CA	Actual/360	4.863%	54,238.27	33,162.74	0.00	11/06/23	11/06/25	--	12,952,164.80	12,919,002.06	04/06/22
15	410920746	SS	Daly City	CA	Actual/360	5.230%	58,799.46	21,090.55	0.00	N/A	10/01/23	--	13,056,070.08	13,034,979.53	04/01/22
16	440000290	RT	Beverly Hills	CA	Actual/360	4.980%	53,329.94	24,332.06	0.00	N/A	08/01/23	--	12,436,053.54	12,411,721.48	04/01/22
17	300571029	98	Bronx	NY	Actual/360	4.905%	60,822.00	0.00	0.00	N/A	10/06/23	--	14,400,000.00	14,400,000.00	04/06/22
19	301080019	LO	San Diego	CA	Actual/360	5.010%	51,744.62	23,495.99	0.00	N/A	10/01/23	--	11,994,117.68	11,970,621.69	04/01/22
20	440000279	RT	Clarksville	IN	Actual/360	5.183%	48,103.45	20,404.20	0.00	N/A	11/01/23	--	10,777,942.46	10,757,538.26	04/01/22
21	300571036	MF	Oklahoma City	OK	Actual/360	5.290%	48,735.86	16,994.17	0.00	N/A	08/06/23	--	10,698,767.60	10,681,773.43	04/06/22
22	300571024	MF	Corpus Christi	TX	Actual/360	5.200%	49,081.81	14,313.04	0.00	N/A	09/06/23	--	10,961,198.23	10,946,885.19	04/06/22
23	301080023	OF	Addison	TX	Actual/360	5.560%	46,507.71	17,506.92	0.00	N/A	09/01/23	--	9,713,841.13	9,696,334.21	04/01/22
24	300571028	MF	Atlanta	GA	Actual/360	5.560%	45,560.69	17,025.04	0.00	N/A	07/06/23	--	9,516,042.05	9,499,017.01	04/06/22
25	480919336	OF	Pepper Pike	OH	Actual/360	5.020%	38,041.79	17,107.78	0.00	N/A	11/01/23	--	8,800,310.55	8,783,202.77	04/01/22
26	310919263	LO	Minot	ND	Actual/360	5.310%	36,753.72	23,525.56	0.00	N/A	10/01/23	--	8,037,991.68	8,014,466.12	04/01/22
29	310918907	MF	Statesboro	GA	Actual/360	4.890%	31,463.91	14,921.51	0.00	N/A	10/01/23	--	7,472,132.65	7,457,211.14	04/01/22
30	416000113	MF	Irving	TX	Actual/360	5.500%	34,992.37	13,269.70	0.00	N/A	11/01/23	--	7,388,418.68	7,375,148.98	04/01/22
31	310920940	RT	Klamath Falls	OR	Actual/360	5.010%	31,475.69	14,206.11	0.00	N/A	11/01/23	--	7,295,891.30	7,281,685.19	04/01/22
32	416000109	RT	Various	Various	Actual/360	5.540%	37,762.19	9,561.40	0.00	N/A	10/01/23	--	7,915,680.28	7,906,118.88	04/01/22
33	301080033	RT	Pittsfield	MA	Actual/360	5.140%	30,496.70	13,136.12	0.00	N/A	11/01/23	--	6,890,180.51	6,877,044.39	04/01/22
34	310920184	LO	Auburn Hills	MI	Actual/360	5.790%	32,406.15	18,115.92	0.00	N/A	09/01/23	--	6,499,645.51	6,481,529.59	04/01/22
35	310920567	LO	Commerce Township	MI	Actual/360	5.740%	32,080.82	18,199.36	0.00	N/A	09/01/23	--	6,490,443.60	6,472,244.24	04/01/22
36	310921202	SS	Various	KS	Actual/360	4.920%	28,659.78	13,363.72	0.00	N/A	11/01/23	--	6,764,700.89	6,751,337.17	04/01/22
37	440000278	OF	Atlanta	GA	Actual/360	4.762%	30,500.66	9,147.29	0.00	N/A	08/01/23	--	7,438,077.13	7,428,929.84	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	310920461	RT	Miami Beach	FL	Actual/360	4.850%	26,771.29	12,805.60	0.00	N/A	11/01/23	--	6,410,152.46	6,397,346.86	04/01/22
39	301080039	MU	Kissimmee	FL	Actual/360	5.460%	28,299.59	17,577.99	0.00	N/A	08/01/23	--	6,019,054.17	6,001,476.18	04/01/22
40	410920301	RT	Locust Grove	GA	Actual/360	5.440%	27,212.90	16,743.78	0.00	N/A	10/01/23	--	5,809,204.39	5,792,460.61	04/01/22
41	301080041	LO	Various	MI	Actual/360	5.290%	25,688.52	16,424.17	0.00	N/A	11/01/23	--	5,639,286.62	5,622,862.45	04/01/22
42	670920969	RT	Charlotte	NC	Actual/360	5.420%	25,779.98	15,958.38	0.00	N/A	07/03/23	--	5,523,623.71	5,507,665.33	04/01/22
43	310920361	RT	Chico	CA	Actual/360	4.830%	23,093.67	11,127.54	0.00	N/A	11/01/23	--	5,552,476.12	5,541,348.58	04/01/22
44	301080044	MH	West Allis	WI	Actual/360	5.180%	24,951.69	10,660.25	0.00	N/A	10/05/23	--	5,593,851.56	5,583,191.31	04/05/22
45	310920131	LO	Shelby Township	MI	Actual/360	5.790%	26,330.00	14,719.18	0.00	N/A	09/01/23	--	5,280,962.10	5,266,242.92	04/01/22
46	301080046	SS	East Hampton	NY	Actual/360	5.230%	24,259.57	9,349.33	0.00	N/A	11/01/23	--	5,386,691.89	5,377,342.56	04/01/22
47	410920475	SS	Richmond	CA	Actual/360	4.850%	21,684.74	10,372.54	0.00	N/A	11/01/23	--	5,192,223.58	5,181,851.04	04/01/22
48	416000115	LO	Lexington	KY	Actual/360	5.100%	20,935.08	14,195.57	0.00	N/A	11/01/23	--	4,767,000.70	4,752,805.13	04/01/22
49	310919197	RT	Littleton	CO	Actual/360	5.010%	19,941.77	0.00	0.00	N/A	09/01/23	--	4,622,391.22	4,622,391.22	04/01/22
50	440000283	LO	Riverwoods	IL	Actual/360	5.340%	20,403.93	12,847.38	0.00	N/A	11/01/23	--	4,437,244.70	4,424,397.32	04/01/22
51	301080051	MH	Burlington	WI	Actual/360	5.180%	19,539.09	8,347.80	0.00	N/A	10/05/23	--	4,380,415.91	4,372,068.11	04/05/22
52	416000111	RT	Waynesville	NC	Actual/360	5.280%	19,223.00	7,926.10	0.00	N/A	10/01/23	--	4,227,932.33	4,220,006.23	04/01/22
53	440000276	MF	Cincinnati	OH	Actual/360	5.017%	18,050.10	7,565.53	0.00	N/A	10/01/23	--	4,178,074.72	4,170,509.19	04/01/22
54	301080054	MH	Arlington	TX	Actual/360	5.170%	18,131.39	7,726.60	0.00	N/A	11/01/23	--	4,072,688.97	4,064,962.37	04/01/22
55	301080055	MF	Gainesville	FL	Actual/360	5.700%	19,187.09	6,785.83	0.00	N/A	11/01/23	--	3,909,084.37	3,902,298.54	04/01/22
56	301080056	MH	Bloomington	IN	Actual/360	5.180%	15,873.11	6,781.56	0.00	N/A	10/05/23	--	3,558,550.50	3,551,768.94	04/05/22
57	440000277	SS	Alpharetta	GA	Actual/360	5.300%	15,788.09	6,424.10	0.00	N/A	11/01/23	--	3,459,350.00	3,452,925.90	04/01/22
58	301080058	MU	Houston	TX	Actual/360	5.590%	15,644.64	9,134.31	0.00	N/A	11/01/23	--	3,250,084.00	3,240,949.69	04/01/22
59	410920042	MU	Los Angeles	CA	Actual/360	5.520%	15,375.90	9,235.40	0.00	N/A	10/01/23	--	3,234,761.97	3,225,526.57	04/01/22
60	301080060	MH	Rice	MN	Actual/360	5.580%	15,124.38	8,857.00	0.00	N/A	11/05/23	--	3,147,632.83	3,138,775.83	04/05/22
61	301080061	MH	Mission	TX	Actual/360	5.210%	13,522.26	8,861.12	0.00	N/A	11/01/23	--	3,014,063.91	3,005,202.79	04/01/22
62	440000282	RT	San Diego	CA	Actual/360	5.371%	14,915.85	4,674.41	0.00	N/A	11/01/23	--	3,225,029.81	3,220,355.40	04/01/22
63	410920548	RT	Prattville	AL	Actual/360	5.420%	13,172.25	8,153.92	0.00	N/A	07/01/23	--	2,822,289.43	2,814,135.51	04/01/22
64	410920152	RT	Suwanee	GA	Actual/360	5.110%	10,227.77	11,751.80	0.00	N/A	07/01/23	--	2,324,347.49	2,312,595.69	04/01/22
65	620920966	RT	Mansfield	TX	Actual/360	5.510%	13,357.13	5,116.41	0.00	N/A	09/01/23	--	2,815,155.21	2,810,038.80	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	410920447	SS	Sacramento	CA	Actual/360	5.340%	12,318.81	4,972.72	0.00	N/A	10/01/23	--	2,678,972.35	2,673,999.63	04/01/22
67	301080067	MH	Marshalltown	IA	Actual/360	5.180%	11,900.03	5,084.13	0.00	N/A	10/05/23	--	2,667,836.37	2,662,752.24	04/05/22
68	410920578	SS	Wayne	MI	Actual/360	5.620%	11,185.65	6,520.67	0.00	N/A	07/01/23	--	2,311,349.37	2,304,828.70	04/01/22
69	416000114	LO	Lexington	KY	Actual/360	5.400%	11,288.88	4,433.98	0.00	N/A	11/01/23	--	2,427,715.53	2,423,281.55	04/01/22
70	410920579	SS	Utica	MI	Actual/360	5.620%	10,596.93	6,177.48	0.00	N/A	10/01/23	--	2,189,699.20	2,183,521.72	04/01/22
71	410920650	RT	Mesa	AZ	Actual/360	5.460%	10,698.52	4,140.13	0.00	N/A	10/01/23	--	2,275,473.43	2,271,333.30	04/01/22
72	410920844	SS	Fort Wayne	IN	Actual/360	5.720%	11,173.91	3,949.47	0.00	N/A	10/01/23	--	2,268,557.95	2,264,608.48	04/01/22
73	440000291	SS	Various	CA	Actual/360	5.090%	9,425.19	4,133.20	0.00	N/A	11/01/23	--	2,150,370.79	2,146,237.59	04/01/22
75	410920642	RT	Northville Township	MI	Actual/360	5.710%	8,764.23	3,088.87	0.00	N/A	11/01/23	--	1,782,454.22	1,779,365.35	04/01/22
76	410920090	RT	Leander	TX	Actual/360	5.330%	4,993.25	11,168.56	0.00	N/A	10/01/23	--	1,087,919.94	1,076,751.38	04/01/22
77	301080077	MH	Mansfeld	TX	Actual/360	5.170%	7,041.50	3,000.70	0.00	N/A	11/01/23	--	1,581,669.04	1,578,668.34	04/01/22
78	410919868	SS	Miramar Beach	FL	Actual/360	5.780%	7,405.67	2,547.49	0.00	N/A	11/01/23	--	1,487,912.14	1,485,364.65	04/01/22
79	301080079	MH	Huxley	IA	Actual/360	5.330%	6,753.10	2,718.77	0.00	N/A	11/05/23	--	1,471,351.76	1,468,632.99	04/05/22
80	301080080	MH	Mission	TX	Actual/360	5.510%	6,806.69	2,572.18	0.00	N/A	11/05/23	--	1,434,581.72	1,432,009.54	04/05/22
81	810920825	MF	Royal Oak	MI	Actual/360	5.690%	5,972.33	3,409.96	0.00	N/A	07/01/23	--	1,218,912.13	1,215,502.17	04/01/22
82	410919683	MH	Alvin	TX	Actual/360	5.610%	5,989.97	2,199.64	0.00	N/A	07/01/23	--	1,239,945.38	1,237,745.74	04/01/22
83	410921148	MU	Mesquite	TX	Actual/360	5.940%	4,494.11	1,462.87	0.00	N/A	11/01/23	--	878,614.84	877,151.97	04/01/22
84	301080084	MH	Boone	IA	Actual/360	5.330%	3,972.41	1,599.28	0.00	N/A	11/05/23	--	865,500.81	863,901.53	04/05/22
Totals							2,695,232.68	917,051.34	0.00				613,597,400.83	612,680,349.49
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1,923,010.00	19,434,678.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,660,075.85	8,707,648.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,155,048.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,350,469.00	2,723,437.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,082,710.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,353,717.13	1,990,674.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,413,850.00	2,503,071.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,691,124.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,520,589.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,027,583.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	995,430.00	2,235,952.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,272,173.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,067,430.92	818,749.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,445,450.00	533,725.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,267,983.97	891,151.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	821,970.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	615,404.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,141,738.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,133,928.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,190,614.00	906,932.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	240,580.12	905,574.52	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,492,394.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	787,342.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	723,274.00	643,016.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	907,403.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,136,221.00	1,099,218.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	933,128.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	526,808.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,322,158.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	793,402.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	283,688.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	(147,644.00)	(3,396.95)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	626,040.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	575,434.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	668,032.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,261,811.44	349,535.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	443,257.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	459,316.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	697,672.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	491,907.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	65,050.28	281,427.24	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	359,572.02	270,838.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	394,450.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	803,135.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	443,968.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	245,771.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	243,928.17	0.00	--	--	--	0.00	0.00	0.00	0.00	1,163.08	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	102,363.91	32,919.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	200,342.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	73,211,114.68	44,325,152.98				0.00	0.00	0.00	0.00	1,163.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.100790%	5.030751%	18
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.100979%	5.028639%	19
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.101206%	5.028859%	20
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.101392%	5.029039%	21
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.101576%	5.029218%	22
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.101772%	5.029408%	23
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.101954%	5.029583%	24
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.102146%	5.029770%	25
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.102325%	5.029943%	26
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.102502%	5.030114%	27
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.102691%	5.030297%	28
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.102865%	5.030466%	29
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		599,761,347	599,761,347		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		12,919,002	12,919,002		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	612,680,349	612,680,349	0	0	0	0
Mar-22	613,597,401	613,597,401	0	0	0	0
Feb-22	614,704,318	614,704,318	0	0	0	0
Jan-22	615,612,300	615,612,300	0	0	0	0
Dec-21	616,516,214	616,516,214	0	0	0	0
Nov-21	617,481,137	617,481,137	0	0	0	0
Oct-21	618,376,676	618,376,676	0	0	0	0
Sep-21	619,333,531	619,333,531	0	0	0	0
Aug-21	620,220,770	620,220,770	0	0	0	0
Jul-21	621,104,034	621,104,034	0	0	0	0
Jun-21	622,049,060	622,049,060	0	0	0	0
May-21	622,924,132	622,924,132	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
49	310919197	4,622,391.22	5.01000%	4,622,391.22 5.01000%		10	02/26/21	11/01/20	03/11/21
Totals		4,622,391.22		4,622,391.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	416000112 03/17/21	8,812,657.51	10,900,000.00	6,570,088.72	5,846,019.96	6,570,088.72	724,068.76	8,088,588.75	0.00	0.00	8,088,588.75	81.70%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,812,657.51	10,900,000.00	6,570,088.72	5,846,019.96	6,570,088.72	724,068.76	8,088,588.75	0.00	0.00	8,088,588.75

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	416000112	03/17/21	0.00	0.00	8,088,588.75	0.00	0.00	8,088,588.75	0.00	0.00	8,088,588.75
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,088,588.75	0.00	0.00	8,088,588.75	0.00	0.00	8,088,588.75

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	1,623.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	421.13	0.00	0.00	0.00	733.32	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	199.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,243.75	0.00	0.00	0.00	733.32	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		2,977.07

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Supplemental Notes
None

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